Government funding	12 Months Ended
Oct. 31, 2020
Government Funding [Abstract]
Government funding
18.	Government funding
The Company has received government grants and investment tax credits from the Government of Canada and the Government of Ontario for research and development activities.

	2020	2019	2018
	$	$	$
Research and development expenses, gross	2,809,537	3,134,468	677,235
Less: Government grants	(2,032,869)	(629,346)	(46,843)
Less: Investment tax credits	—	(393,464)	(233,322)

Research and development expenses, net	776,668	2,111,658	397,070

In addition, for year ended October 31, 2020, the Company has received $168,027 in other government grants recognized as an offset against employee salaries and benefits expenses (2019: $10,916; 2018: 23,892).
The following table summarizes the deferred government funding at end of each year relating to services in future periods.

	2020	2019	2018
	$	$	$
Current	—	1,067,318	—
Non-current	—	—	—

Deferred government funding at October 31	—	1,067,318	—